Summary of Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details) - Customer Concentration Risk [Member] - Revenue, Segment Benchmark [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of revenues
Total revenues	$ 50,271,558	$ 37,719,270
Total revenues, percentage	100.00%	100.00%
Hemp Cannabinoid E-vapors [Member]
Disaggregation of revenues
Total revenues	$ 41,878,632	$ 31,423,750
Total revenues, percentage	83.30%	83.30%
Medical nebulizers [Member]
Disaggregation of revenues
Total revenues	$ 3,254,837	$ 2,595,381
Total revenues, percentage	6.50%	6.90%
Candy sales online [Member]
Disaggregation of revenues
Total revenues	$ 2,019,417	$ 1,121,361
Total revenues, percentage	4.00%	3.00%
Related party sales of raw materials [Member]
Disaggregation of revenues
Total revenues	$ 1,667,881	$ 12,621
Total revenues, percentage	3.30%	0.10%
Consuming E-vapors [Member]
Disaggregation of revenues
Total revenues	$ 1,112,690	$ 2,298,232
Total revenues, percentage	2.20%	6.00%
Third-party sales of raw materials [Member]
Disaggregation of revenues
Total revenues	$ 61,862	$ 57,972
Total revenues, percentage	0.10%	0.10%
Others [Member]
Disaggregation of revenues
Total revenues	$ 276,239	$ 209,953
Total revenues, percentage	0.60%	0.60%